SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Organization, Segmented Information and Basis of Presentation

(a)   Organization, Segmented Information and Basis of Presentation

        Organization

  On June 13, 2012, Granite Real Estate Inc. ("Granite" or the "Company") changed its name from MI Developments Inc. following shareholder approval of the name change at its annual general and special meeting. The Company is the successor to Magna International Inc.'s ("Magna") real estate division, which prior to its spin-off from Magna on August 29, 2003 was organized as an autonomous business unit within Magna. The Company was formed as a result of four companies that amalgamated on August 29, 2003 under the Business Corporations Act (Ontario): 1305291 Ontario Inc., 1305272 Ontario Inc., 1276073 Ontario Inc. and the Company. These companies were wholly-owned subsidiaries of Magna and held Magna's real estate division and the controlling interest in Magna Entertainment Corp. ("MEC"). Class A Subordinate Voting Shares and Class B Shares were distributed to the shareholders of Magna of record on August 29, 2003 on the basis of one Class A Subordinate Voting Share for every two Class A Subordinate Voting Shares of Magna held, and one Class B Share for every two Class B Shares of Magna held. The Company also acquired Magna's controlling interest in MEC as a result of this spin-off transaction.

  On March 5, 2009, MEC and certain of its subsidiaries filed voluntary petitions for reorganization under Chapter 11 of Title 11 of the United States Code (the "Bankruptcy Code") in the United States Bankruptcy Court for the District of Delaware and were granted recognition of the Chapter 11 proceedings from the Ontario Superior Court of Justice under section 18.6 of the Companies' Creditors Arrangement Act in Canada. On February 18, 2010, the Company announced that MEC had filed the Joint Plan of Affiliated Debtors, an agreement amongst the Official Committee of Unsecured Creditors, the Company and MI Developments US Financing Inc. pursuant to the Bankruptcy Code (as amended, the "Plan") and related Disclosure Statement in connection with the MEC Chapter 11 proceedings. The Plan provided, among other things, that the assets of MEC remaining after certain asset sales were to be transferred to the Company, including, among other assets, Santa Anita Park, Golden Gate Fields, Gulfstream Park (including MEC's interest in The Village at Gulfstream Park™, a joint venture between MEC and Forest City Enterprises, Inc.), Portland Meadows, AmTote International, Inc. ("AmTote") and XpressBet, Inc. ("XpressBet®"). On March 23, 2010, the Plan was amended to include the transfer of The Maryland Jockey Club ("MJC") to the Company (together with the assets referred to in the preceding sentence, the "MEC Transferred Assets"). On April 30, 2010, the closing conditions of the Plan were satisfied or waived, and the Plan became effective following the close of business on April 30, 2010.

  On June 30, 2011, the Company completed a court-approved plan of arrangement (the "Arrangement") under the Business Corporations Act (Ontario) which eliminated the Company's dual class share capital structure through which Mr. Frank Stronach and his family controlled the Company (the "Stronach Shareholder"). Definitive agreements with respect to the Arrangement were entered into by the Company on January 31, 2011. The Arrangement was approved on March 29, 2011 by 98.08% of the votes cast by shareholders at the annual general and special meeting and, on March 31, 2011, the Ontario Superior Court of Justice issued a final order approving the Arrangement. The Arrangement eliminated the Company's dual class share capital structure through:

  i)
  the purchase for cancellation of 363,414 Class B Shares held by the Stronach Shareholder upon the transfer to the Stronach Shareholder of the Company's Racing & Gaming Business including U.S. $20 million of working capital at January 1, 2011, substantially all of the Company's lands held for development and associated assets and liabilities (the Company was granted an option to purchase at fair value certain of these development lands if needed to expand the Company's income-producing properties), a property located in the United States, an income-producing property located in Canada and cash in the amount of U.S. $8.5 million. In addition, the Stronach Shareholder received a 50% interest in the note receivable and cash proceeds from the sale of Lone Star LP (note 3), a 50% interest in any future payments under a holdback agreement relating to MEC's prior sale of The Meadows racetrack (note 22(e)) and a second right of refusal (behind Magna's first right of refusal) in respect of certain properties owned by the Company and leased to Magna in Oberwaltersdorf, Austria and Aurora, Canada (the assets and liabilities transferred to the Stronach Shareholder pursuant to the Arrangement are collectively referred to as the "Arrangement Transferred Assets & Business"); and

  ii)
  the purchase for cancellation by the Company of each of the other 183,999 Class B Shares in consideration for 1.2 Class A Subordinate Voting Shares per Class B Share, which following cancellation of the Class B Shares and together with the then outstanding Class A Subordinate Voting Shares were renamed Common Shares.

  On January 3, 2013, Granite completed its conversion from a corporate structure to a stapled unit Real Estate Investment Trust ("REIT") structure (note 23(a)).

  Segmented Information and Discontinued Operations

  The Company's reportable segments reflect the manner in which the Company is organized and managed by its senior management. Subsequent to the effective date of the Plan on April 30, 2010 until the completion of the Arrangement on June 30, 2011, the Company's operations were segmented between the "Real Estate Business" and the "Racing & Gaming Business". The Company's reportable segments were determined based upon the distinct nature of their operations and that each segment offered different services and was managed separately. However, as a result of the Arrangement noted above, the financial position and results of operations of the Arrangement Transferred Assets & Business have been presented as discontinued operations (note 21) and, as such, have been excluded from continuing operations for all periods presented. Accordingly, the Company's single reportable segment pertains to the Real Estate Business' income-producing properties.

  The Company's lands held for development and associated assets and liabilities, a property located in the United States and an income producing property located in Canada were previously presented in the Real Estate Business segment and have been presented as discontinued operations for the years ended December 31, 2011 and 2010.

  Real Estate Business

  Granite is a Canadian-based real estate company engaged in the ownership and management of predominantly industrial properties in North America and Europe. The Company owns and manages approximately 28 million square feet in 104 rental income properties. The Company's tenant base currently includes operating subsidiaries of Magna International Inc. (together "Magna") as its largest tenants, together with tenants from other industries.

  Racing & Gaming Business

  As a result of the Plan, following the close of business on April 30, 2010, the Company became the owner and operator of horse racetracks and a supplier, via simulcasting, of live horse racing content to the inter-track, off-track and account wagering markets.

  As a result of the Arrangement, the Racing & Gaming Business is included in discontinued operations (note 21). The Racing & Gaming Business owned and operated four thoroughbred racetracks located in the United States, as well as the simulcast wagering venues at these tracks, including: Santa Anita Park, Golden Gate Fields, Gulfstream Park (which includes a casino with alternative gaming machines) and Portland Meadows; XpressBet®, a United States based national account wagering business; AmTote, a provider of totalisator services to the pari-mutuel industry; and a thoroughbred training centre in Palm Meadows, Florida. The Racing & Gaming Business also included: a 50% joint venture interest in The Village at Gulfstream Park™, an outdoor shopping and entertainment centre located adjacent to Gulfstream Park; a 50% joint venture interest in HRTV, LLC, which owns Horse Racing TV®, a television network focused on horse racing; a 51% interest in Maryland RE & R LLC, a joint venture with real estate and racing operations in Maryland, including Pimlico Race Course, Laurel Park and a thoroughbred training centre and a 49% joint venture interest in Laurel Gaming LLC, a joint venture established to pursue gaming opportunities at the Maryland properties.

  Basis of Presentation

  The accompanying consolidated financial statements have been prepared in Canadian dollars following United States generally accepted accounting principles ("U.S. GAAP").

Consolidated Financial Statements

(b)   Consolidated Financial Statements

  The accompanying consolidated financial statements include the accounts of Granite and its subsidiaries (references to "Granite" or the "Company" include Granite's subsidiaries). All significant intercompany balances and transactions have been eliminated on consolidation.

Change in Reporting Currency

(c)   Change in Reporting Currency

  The consolidated financial statements for periods prior to January 1, 2012 were reported using the U.S. dollar. As a result of the Company's shareholder base becoming increasingly Canadian and the Company's stated intention of becoming a Canadian Real Estate Investment Trust, and to mitigate the impact of foreign exchange fluctuations on the Company's reported results, effective January 1, 2012, the Company's reporting currency was changed to the Canadian dollar. With the change in the reporting currency, all comparative financial information has been recast from U.S. dollars to Canadian dollars to reflect the Company's consolidated financial statements as if they had been historically reported in Canadian dollars. The consolidated U.S. dollar balance sheet at December 31, 2011 was translated into the Canadian dollar reporting currency by translating assets and liabilities at the end-of-period exchange rate and translating equity balances at historical exchange rates. The consolidated statements of income (loss) were translated into Canadian dollars using the weighted average exchange rate for the applicable period. The resulting foreign currency translation adjustment is reported as a component of other comprehensive income (loss) and accumulated other comprehensive loss. The impact of the change in reporting currency on the consolidated statements of income (loss) for the years ended December 31, 2011 and 2010 and the net assets/shareholders' equity as at December 31, 2011 on the Company's consolidated balance sheet is summarized in the tables below:

Year ended December 31, 2011	As Previously Reported	Foreign Exchange	As Recast
Consolidated statement of income	USD		CDN
Revenues	$182,949	$(2,012)	$180,937
Income from continuing operations	59,196	(1,254)	57,942
Net income	155,797	(3,406)	152,391
Diluted earnings from continuing operations per Common or Class B Share	1.26	(0.03)	1.23

Year ended December 31, 2010	As Previously Reported	Foreign Exchange	As Recast
Consolidated statement of loss	USD		CDN
Revenues	$173,894	$5,228	$179,122
Income from continuing operations	66,541	1,862	68,403
Net loss	(52,704)	(162)	(52,866)
Diluted earnings from continuing operations per Common or Class B Share	1.42	0.05	1.47

As at December 31, 2011	As Previously Reported	Foreign Exchange	As Recast
Consolidated balance sheet	USD		CDN
Common Shares	$1,521,093	$598,422	$2,119,515
Contributed surplus	57,636	4,579	62,215
Deficit	(845,770)	(30,605)	(876,375)
Accumulated other comprehensive income (loss)	161,085	(557,200)	(396,115)

Total shareholders' equity	$894,044	$15,196	$909,240

  The $598.4 million impact of the change in reporting currency on Common Shares is due to the effect of translating the consolidated balance at the historical exchange rate. The Canadian dollar has appreciated since the formation of the Company. The resulting impact of translating Common Shares, contributed surplus and deficit at historical exchange rates is recorded in accumulated other comprehensive loss.

Foreign Currency Translation

(d)   Foreign Currency Translation

  The assets and liabilities of the Company's self-sustaining operations having a functional currency other than the Canadian dollar are translated into the Company's Canadian dollar reporting currency using the exchange rate in effect at the year-end and revenues and expenses are translated at the average rate during the year. Unrealized foreign exchange gains or losses on translation of the Company's net investment in these operations are recognized as a component of "other comprehensive income (loss)" and are included in the "accumulated other comprehensive loss" component of shareholders' equity.

  The appropriate amounts of foreign currency translation adjustments in the "accumulated other comprehensive loss" component of shareholders' equity are released from "other comprehensive income (loss)" and included in the consolidated statements of income (loss) when there is a sale or partial sale of the Company's investment in a self-sustaining operation having a functional currency other than the Canadian dollar, or upon a complete or substantially complete liquidation of the investment.

  Foreign exchange gains and losses on transactions occurring in a currency different from an operation's functional currency are reflected in income, except for gains and losses on foreign exchange forward contracts subject to hedge accounting in accordance with the Company's accounting policy for "Financial Instruments" as described below.

Financial Instruments

(e)   Financial Instruments

  All financial instruments, including derivative financial instruments, are included on the Company's consolidated balance sheets and measured either at their fair values or, under certain circumstances, at cost or amortized cost. Unrealized gains and losses resulting from changes in fair values are recognized in the consolidated statements of income (loss).

  All of the Company's consolidated financial assets are classified as "held for trading", "held to maturity", "loans and receivables" or "available for sale" and all of the Company's consolidated financial liabilities are classified as "held for trading" or "other financial liabilities". All of the Company's consolidated financial instruments are initially measured at fair value, with subsequent measurements dependent on the classification of each financial instrument.

  "Held for trading" financial assets, which include "cash and cash equivalents", are measured at fair value and all gains and losses are included in income in the period in which they arise. "Loans and receivables", which include certain "other assets", "note receivable" and "accounts receivable", are recorded at amortized cost. The Company does not currently have any consolidated financial assets classified as "held to maturity" or "available for sale".

  "Other financial liabilities", which include "senior unsecured debentures, net" and "accounts payable and accrued liabilities" are recorded at amortized cost. The Company does not have any consolidated financial liabilities classified as "held for trading".

  The Company's policy for the treatment of financing costs related to the issuance of debt is to present debt instruments on the consolidated balance sheets net of the related financing costs, with the net balance accreting to the face value of the debt over its term.

  The Company may utilize derivative financial instruments from time to time in the management of its foreign currency and interest rate exposures. The Company's policy is not to utilize derivative financial instruments for trading or speculative purposes.

  The Company from time to time uses hedge accounting, as described below, to ensure that counterbalancing gains, losses, revenues and expenses, including the effects of counterbalancing changes in cash flows, are recognized in income in the same period or periods. When hedge accounting is not employed, the Company measures and recognizes the fair value of the hedging instrument on the consolidated balance sheets with changes in such fair value being recognized in the consolidated statements of income (loss) in the period in which they occur.

  Hedge Accounting

  When hedge accounting is employed, the Company first formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking such hedge transactions. This process includes linking derivative financial hedging instruments to forecasted transactions. The Company also formally assesses both at the hedge's inception and on an ongoing basis, whether the derivative financial instruments used in hedging transactions are highly effective in offsetting changes in cash flows of hedged items and whether the hedging relationship may be expected to remain highly effective in future periods. Any portion of the change in fair value of the hedging instrument that does not offset changes in the fair value of the hedged item (the ineffectiveness of the hedge) is recorded directly in the consolidated statements of income (loss). When it is determined that a hedging relationship is not, or has ceased to be, highly effective, the use of hedge accounting is discontinued on a prospective basis.

  Unrecognized gains or losses associated with derivative financial instruments that have been terminated or cease to be effective as a hedging instrument prior to maturity are amortized in the consolidated statements of income (loss) over the remaining term of the original hedge. If the hedged item is sold or settled prior to the termination of the related derivative financial instrument, the entire unrecognized gain or loss, and any subsequent gain or loss on such derivative instrument, is recognized in the consolidated statements of income (loss).

  Net cash flows arising from derivative financial instruments used to hedge anticipated foreign currency transactions and interest rate fluctuations are classified in the same manner as the cash flows from the hedged transactions on the consolidated statements of cash flows.

  Foreign Exchange Forward Contracts

  The Company, on occasion, purchases foreign exchange forward contracts to hedge specific anticipated foreign currency transactions. When hedge accounting is employed, the fair value of the hedging instrument is recognized on the consolidated balance sheets. Foreign exchange translation gains and losses, together with any premium or discount, on derivative financial instruments are recognized in "other comprehensive income (loss)" and included in the "accumulated other comprehensive loss" component of shareholders' equity until the hedged transaction is included in the consolidated statements of income (loss). At that time, the amount previously included in "accumulated other comprehensive loss" is released from "other comprehensive income (loss)" and included in the consolidated statements of income (loss).

Cash and Cash Equivalents	(f) Cash and Cash Equivalents Cash and cash equivalents include cash on account, demand deposits and short-term investments with maturities of less than three months at the date of acquisition.
Restricted Cash

(g)   Restricted Cash

  Restricted cash represents a segregated cash account associated with a construction holdback. These funds will be paid to the contractors upon satisfactory completion of the construction project.

Real Estate Properties

(h)   Real Estate Properties

  In all cases below, "cost" represents acquisition and development costs, including direct construction costs, capitalized interest and indirect costs wholly attributable to development.

  Revenue-Producing Properties

  Revenue-producing properties are stated at cost less accumulated depreciation, reduced for impairment losses where appropriate.

  Government grants and tax credits received for capital expenditures are reflected as a reduction of the cost of the related asset.

  Depreciation is provided on a straight-line basis over the estimated useful lives of buildings (including buildings under capital leases), which typically range from 20 to 40 years.

  Development Properties

  The Company's development properties are stated at cost, reduced for impairment losses when appropriate. Properties under development are classified as such until the property is substantially completed and available for occupancy. Depreciation is not recorded for development properties.

  The Company capitalizes acquisition, development and expansion costs, including direct construction costs, interest and indirect costs wholly attributable to development. Interest is capitalized to projects under development or construction based on the average accumulated expenditures outstanding during the period multiplied by the Company's average borrowing rate on existing debt. The Company capitalizes direct and indirect costs, including real estate taxes and certain operating expenses of the development property if activities necessary to ready the development property for its intended use are in progress. Costs of internal personnel and other indirect costs that are not wholly attributable to a project are expensed as incurred.

  Properties Held for Sale

  Properties held for sale are carried at the lower of (i) cost less accumulated depreciation and (ii) net realizable value. Depreciation ceases once a property is classified as held for sale.

Revenue-Producing Properties

Revenue-Producing Properties

Revenue-producing properties are stated at cost less accumulated depreciation, reduced for impairment losses where appropriate.

Government grants and tax credits received for capital expenditures are reflected as a reduction of the cost of the related asset.

Depreciation is provided on a straight-line basis over the estimated useful lives of buildings (including buildings under capital leases), which typically range from 20 to 40 years.

Development Properties

Development Properties

The Company's development properties are stated at cost, reduced for impairment losses when appropriate. Properties under development are classified as such until the property is substantially completed and available for occupancy. Depreciation is not recorded for development properties.

The Company capitalizes acquisition, development and expansion costs, including direct construction costs, interest and indirect costs wholly attributable to development. Interest is capitalized to projects under development or construction based on the average accumulated expenditures outstanding during the period multiplied by the Company's average borrowing rate on existing debt. The Company capitalizes direct and indirect costs, including real estate taxes and certain operating expenses of the development property if activities necessary to ready the development property for its intended use are in progress. Costs of internal personnel and other indirect costs that are not wholly attributable to a project are expensed as incurred.

Properties Held for Sale

Properties Held for Sale

Properties held for sale are carried at the lower of (i) cost less accumulated depreciation and (ii) net realizable value. Depreciation ceases once a property is classified as held for sale.

Fixed Assets

(i)    Fixed Assets

  Fixed assets are recorded at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful lives of the fixed assets, which typically range from 3 to 5 years for computer hardware and software and 5 to 7 years for other furniture and fixtures. Leasehold improvements are amortized over the term of the applicable lease.

  Government grants and tax credits received for capital expenditures are reflected as a reduction of the cost of the related asset.

Impairment of Long-lived Assets

(j)    Impairment of Long-lived Assets

  For long-lived assets (including real estate properties and fixed assets) not held for sale, the Company assesses at least annually whether there are indicators of impairment. If such indicators are present, the Company completes a net recoverable amount analysis for the long-lived assets by determining whether the carrying value of such assets can be recovered through projected undiscounted cash flows. If the sum of expected future cash flows, undiscounted and without interest charges, is less than net book value, the excess of the net book value over the estimated fair value, based on discounted projected future cash flows and, if appropriate, appraisals, is charged to operations in the period in which such impairment is determined by management.

  When long-lived assets are classified by the Company as held for sale or discontinued operations, the carrying value is reduced, if necessary, to the estimated net realizable value. "Net realizable value" is determined based on discounted projected net cash flows of the assets and, if appropriate, appraisals and/or estimated net sales proceeds from pending offers.

  Accounting estimates related to long-lived assets are subject to significant measurement uncertainty and are susceptible to changes as such estimates require management to make forward- looking assumptions regarding cash flows and business operations.

Deferred Financing Costs	(k) Deferred Financing Costs The costs of obtaining a revolving credit facility are capitalized and amortized over the term of the facility.
Revenue Recognition

(l)    Revenue Recognition

  Where the Company has retained substantially all the benefits and risks of ownership of its rental properties, leases with its tenants are accounted for as operating leases. Where substantially all the benefits and risks of ownership of the Company's rental properties have been transferred to its tenants, the Company's leases are accounted for as direct financing leases. For leases involving land and buildings, if the fair value of the land exceeds 25% of the consolidated fair value of the land and building at the inception of the lease, the Company evaluates the land and building separately in determining the appropriate lease treatment. In such circumstances, the land lease is typically accounted for as an operating lease, and the building is accounted for as either an operating lease or a direct financing lease, as appropriate.

  The Company's leases (the "Leases") are net leases under which the lessee is responsible for the direct payment of all operating costs related to the properties, including property taxes, insurance, utilities and routine repairs and maintenance. Revenues and operating expenses do not include any amounts related to operating costs paid directly by the lessees.

  The Leases may provide for either scheduled fixed rent increases or periodic rent increases based on increases in a local price index. Where periodic rent increases depend on increases in a local price index, such rent increases are accounted for as contingent rentals and recognized in income in applicable future years. Where scheduled fixed rent increases exist in operating leases, the total scheduled fixed lease payments of the lease are recognized in income evenly on a straight-line basis over the term of the lease. The amount by which the straight-line rental revenue differs from the rents collected in accordance with the lease agreements is recognized in "deferred rent receivable".

Stock-Based Compensation Plans

(m)  Stock-Based Compensation Plans

  Compensation expense for stock option grants is based on the fair value of the options at the grant date and is recognized over the period from the grant date to the date the award is vested and its exercisability does not depend on continued service by the option holder. Compensation expense is recognized as general and administrative expenses, with a corresponding amount included in equity as contributed surplus. The contributed surplus balance is reduced as options are exercised and the amount initially recorded for the options in contributed surplus is credited to Common Shares, along with the proceeds received on exercise. In the event that options are forfeited or cancelled prior to having vested, any previously recognized expense is reversed in the period of forfeiture or cancellation.

  The Company's restricted share unit plan is measured at fair value at the date of grant and amortized to compensation expense from the effective date of the grant to the final vesting date. Compensation expense is recognized in general and administrative expenses with a corresponding amount included in equity as contributed surplus. The contributed surplus balance is reduced and credited to Common Shares as shares are issued in satisfaction of the share units. Restricted share units granted under this plan may be subject to either cliff or graded vesting. Compensation expense for awards with cliff or graded vesting is recognized on a straight-line basis over the period from the grant date to the final vesting date.

  Compensation expense and a corresponding liability are recognized for deferred share units ("DSUs") based on the market value of the underlying shares. During the period in which the DSUs are outstanding, the liability is adjusted for changes in the market value of the underlying stock, with such adjustments being recognized as compensation expense in general and administrative expenses in the period in which they occur.

  The stock-based compensation plans are described in note 13.

Income Taxes

(n)   Income Taxes

  The Company uses the liability method of tax allocation for accounting for income taxes. Under the liability method of tax allocation, future tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. A valuation allowance is provided to the extent that it is more likely than not that future tax assets will not be realized. Management's estimates used in establishing the Company's tax provision are subject to uncertainty. Actual results may be materially different from such estimates.

  The Company accounts for uncertain tax positions by evaluating if the available evidence indicates it is more likely than not, based on technical merits, that the position will be sustained on audit, including resolutions of related appeals or litigation processes, if any. The Company measures the appropriate amount of the benefit to recognize which is the maximum amount that is more likely than not to be realized. The tax position is reversed when it is no longer more likely than not capable of being sustained. The maximum amount which is more likely than not to be recognized at each reporting date will represent management's best estimate, given the information available at the reporting date, although the outcome of the tax position is not absolute or final.

Use of Estimates

(o)   Use of Estimates

  The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Management believes that the estimates utilized in preparing the consolidated financial statements are reasonable and prudent; however, actual results could differ from those estimates.

Comparative Amounts

(p)   Comparative Amounts

  The Company has added separate line items for real estate and fixed asset additions on the consolidated statements of cash flows for the years ended December 31, 2011 and 2010 to conform to the current year's presentation.

Revenue Recognition - Racing & Gaming Business

(q)   Revenue Recognition — Racing & Gaming Business

  Racing revenues included pari-mutuel wagering revenues, gaming revenues and non-wagering revenues. Pari-mutuel wagering revenues associated with horseracing were recorded on a daily basis. Pari-mutuel wagering revenues were recognized gross of purses, stakes and awards and pari-mutuel wagering taxes. The costs relating to these amounts are included in "purses, awards and other" in discontinued operations (note 21).

  Gaming revenues represented the net win earned on slot wagers. Net win is the difference between wagers placed and winning payouts to patrons, and was recorded at the time wagers were made. The costs associated with gaming revenues represented statutory required amounts distributed to the state as tax and to the horsemen to supplement purses and are included in "purses, awards and other" in discontinued operations (note 21).

  Non-wagering revenues included totalisator equipment sales and service revenues from AmTote earned in the provision of totalisator services to racetracks, food and beverage sales, program sales, admissions, parking, sponsorship, rental fees and other revenues. Revenues derived principally from totalisator equipment sales were recognized upon shipment or acceptance of the equipment by the customer depending on the terms of the underlying contracts. Revenues generated from service contracts in the provision of totalisator services were recognized when earned based on the terms of the service contract. Revenues from food and beverage sales and program sales were recorded at the time of sale. Revenues from admissions and parking were recorded on a daily basis, except for seasonal amounts which were recorded rateably over the racing season. Revenues from sponsorship and rental fees were recorded rateably over the terms of the respective agreements or when the related event occurred.

Advertising - Racing & Gaming Business

(r)    Advertising — Racing & Gaming Business

  Costs incurred for producing advertising associated with horseracing and slot operations were generally expensed when the advertising program commenced. Costs incurred with respect to promotions for specific live race days were expensed on the applicable race day.

Accounting Changes

(s)   Accounting Changes

  Fair Value Measurement

  In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards ("IFRS")". The new guidance results in a consistent definition of fair value and common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. The amendments are applied prospectively and are effective for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-04, effective January 1, 2012, did not have any impact on the Company's consolidated financial statements except for additional disclosure requirements when applicable particularly in relation to Level 3 fair value measurements.

  Comprehensive Income

  In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income". ASU 2011-05 eliminates the option to present components of other comprehensive income as part of the statement of changes in shareholders' equity, and requires the presentation of components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. ASU 2011-05 is effective, on a retrospective basis, for interim and annual periods beginning after December 15, 2011. The adoption of ASU 2011-05, effective January 1, 2012, did not have any impact on the Company's consolidated financial statements.